16. TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 16. TRANSACTIONS WITH RELATED PARTIES

During the year ended December 31, 2013, the Company paid consulting fees of $1,167 (December 31, 2012 - $Nil) to an immediate family member of an executive officer of the Company. The transaction was in the normal course of operations and was measured at the exchange amount, which represented the amount of consideration established and agreed to by the related party. All services under the agreement have been provided. On June 13, 2011, the Company sold its 100% interest in the Rainbow Canyon property to Acrex Ventures Ltd. (“Acrex”), for $125,000 and a 3% NSR royalty, which may be bought down to a 1% NSR royalty for $1 million. At the date of the transaction, Acrex was related to the Company by way of a common director.